Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions		9 Months Ended	12 Months Ended
	Apr. 02, 2015	Sep. 26, 2015	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Loss Contingencies [Line Items]
Amount funded for loss incurred by joint venture		$ 8.8	$ 8.8		$ 4.0	$ 4.8
Accrual recorded in other noncurrent liabilities		4.3	4.3	$ 4.3
Recognized losses on indemnification agreement					$ 8.0	$ 1.9
Unapproved change orders and claims			3.9	3.2
Unapproved change orders within costs in excess of billings			0.5	0.5
Unapproved change orders within other current assets			2.2	2.7
Unapproved change orders within accounts receivable		$ 1.2	$ 1.2
Percentage of ownership interest in joint venture		40.00%
Value of damages sought	$ 29.4
Maximum [Member]
Loss Contingencies [Line Items]
Duration of commitments		1 year	1 year
Loss from Catastrophes [Member]
Loss Contingencies [Line Items]
Charge for costs to remove the barge				0.8
Charges recognized for lost product included in accrued expenses			$ 0.4	$ 0.9